SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting And Variable Interest Entities Tables
Schedule of Segment Reporting
Summary financial data on Newcastle’s segments is given below, together with reconciliation to the same data for Newcastle as a whole:

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2012
Interest income	$196,517	$490	$—	$72,343	$8,984	$10,491	$—	$170	$(6,044)	$282,951
Interest expense	56,607	—	1,688	51,278	2,582	—	—	3,813	(6,044)	109,924
Net interest income (expense)	139,910	490	(1,688)	21,065	6,402	10,491	—	(3,643)	—	173,027
Impairment (reversal)	(7,381)	—	—	4,119	—	(2,402)	—	—	—	(5,664)
Other revenues	—	—	18,026	2,049	—	—	—	—	—	20,075
Other income (loss)	259,688	337	(82)	930	—	1,421	—	—	—	262,294
Property operating expenses	—	—	11,539	1,404	—	—	—	—	—	12,943
Depreciation and amortization	—	—	5,784	1,191	—	—	—	—	—	6,975
Other operating expenses	915	1	6,846	3,314	—	45	—	35,079	—	46,200
Income (loss) from continuing operations	406,064	826	(7,913)	14,016	6,402	14,269	—	(38,722)	—	394,942
Income (loss) from discontinued operations	—	—	—	—	—	(68)	39,236	—	—	39,168
Net income (loss)	406,064	826	(7,913)	14,016	6,402	14,201	39,236	(38,722)	—	434,110
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$406,064	$826	$(7,913)	$14,016	$6,402	$14,201	$39,236	$(44,302)	$—	$428,530

December 31, 2012
Investments	$1,411,731	$5,998	$181,887	$755,421	$1,049,029	$107,189	$—	$—	$(62,336)	$3,448,919
Cash and restricted cash	2,064	—	9,720	—	—	—	—	222,178	—	233,962
Derivative assets	—	—	165	—	—	—	—	—	—	165
Other assets	7,422	7	4,946	113	2,740	1,924	—	202	(157)	17,197
Assets in discontinued operations	—	—	—	—	—	—	245,069	—	—	245,069
Total assets	1,421,217	6,005	196,718	755,534	1,051,769	109,113	245,069	222,380	(62,493)	3,945,312
Debt	(1,095,598)	—	(120,525)	(651,540)	(925,191)	—	—	(51,243)	62,336	(2,781,761)
Derivative liabilities	(31,576)	—	—	—	—	—	—	—	—	(31,576)
Other liabilities	(5,681)	—	(5,084)	(2,684)	(171)	(3)	—	(44,969)	157	(58,435)
Liabilities in discontinued operations	—	—	—	—	—	(74)	(406)	—	—	(480)
Total liabilities	(1,132,855)	—	(125,609)	(654,224)	(925,362)	(77)	(406)	(96,212)	62,493	(2,872,252)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$288,362	$6,005	$71,109	$101,310	$126,407	$109,036	$244,663	$64,585	$—	$1,011,477

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2011
Interest income	$218,131	$344	$—	$73,364	$2,234	$2,636	$—	$167	$(5,840)	$291,036
Interest expense	86,110	—	—	53,252	693	5	—	3,815	(5,840)	138,035
Net interest income (expense)	132,021	344	—	20,112	1,541	2,631	—	(3,648)	—	153,001
Impairment (reversal)	(3,876)	—	—	8,469	—	(3,483)	—	—	—	1,110
Other revenues	—	—	—	1,899	—	—	—	—	—	1,899
Other income (loss)	171,963	3,739	—	2,561	—	2,232	—	—	—	180,495
Property operating expenses	—	—	—	1,110	—	—	—	—	—	1,110
Depreciation and amortization	—	—	—	12	—	—	—	—	—	12
Other operating expenses	1,058	—	—	3,603	—	19	—	24,525	—	29,205
Income (loss) from continuing operations	306,802	4,083	—	11,378	1,541	8,327	—	(28,173)	—	303,958
Income (loss) from discontinued operations	—	—	—	46	—	(57)	572	—	—	561
Net income (loss)	306,802	4,083	—	11,424	1,541	8,270	572	(28,173)	—	304,519
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$306,802	$4,083	$—	$11,424	$1,541	$8,270	$572	$(33,753)	$—	$298,939

December 31, 2011
Investments	$2,408,252	$3,940	$—	$783,777	$244,916	$18,751	$—	$—	$(143,018)	$3,316,618
Cash and restricted cash	105,040	—	—	—	—	—	—	157,347	—	262,387
Derivative assets	1,954	—	—	—	—	—	—	—	—	1,954
Other assets	23,203	8	—	116	593	2,079	—	1,208	(353)	26,854
Assets of discontinued operations	—	—	—	—	—	15	43,971	—	—	43,986
Total assets	2,538,449	3,948	—	783,893	245,509	20,845	43,971	158,555	(143,371)	3,651,799
Debt	(2,410,151)	—	—	(748,118)	(233,194)	—	—	(51,248)	143,018	(3,299,693)
Derivative liabilities	(119,320)	—	—	—	—	—	—	—	—	(119,320)
Other liabilities	(12,705)	—	—	(3,407)	(23)	(5)	—	(20,680)	353	(36,467)
Liabilities of discontinued operations	—	—	—	—	—	(44)	(4,186)	—	—	(4,230)
Total liabilities	(2,542,176)	—	—	(751,525)	(233,217)	(49)	(4,186)	(71,928)	143,371	(3,459,710)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$(3,727)	$3,948	$—	$32,368	$12,292	$20,796	$39,785	$25,044	$—	$130,506

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2010
Interest income	$226,717	$—	$—	$72,773	$976	$1,653	$—	$68	$(1,915)	$300,272
Interest expense	108,437	—	—	60,705	656	356	—	3,980	(1,915)	172,219
Net interest income (expense)	118,280	—	—	12,068	320	1,297	—	(3,912)	—	128,053
Impairment, net of the reversal of prior valuation allowances on loans	(173,223)	16	—	(38,561)	(60)	(29,030)	—	—	—	(240,858)
Other revenues	—	—	—	1,708	—	—	—	—	—	1,708
Other income (loss)	289,158	475	—	(5,491)	(663)	(1,269)	—	77	—	282,287
Property operating expenses	—	—	—	1,283	—	—	—	—	—	1,283
Depreciation and amortization	—	—	—	79	—	—	—	—	—	79
Other operating expenses	1,483	—	—	3,160	4	(197)	—	25,089	—	29,539
Income (loss) from continuing operations	579,178	459	—	42,324	(287)	29,255	—	(28,924)	—	622,005
Income (loss) from discontinued operations	—	—	—	(536)	—	193	—	—	—	(343)
Net income (loss)	579,178	459	—	41,788	(287)	29,448	—	(28,924)	—	621,662
Preferred dividends	—	—	—	—	—	—	—	(7,453)	—	(7,453)

Excess of carrying amount of exchanged preferred stock over fair value of consideration paid	—	—	—	—	—	—	—	43,043	—	43,043
Income (loss) applicable to common stockholders	$579,178	$459	$—	$41,788	$(287)	$29,448	$—	$6,666	$—	$657,252

(A)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle’s investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.

(B)	Represents unlevered investments in CDO securities issued by Newcastle. These CDOs have been deconsolidated as Newcastle does not have the power to direct the relevant activities of the CDOs.
(C)	The following table summarizes the investments and debt in the other non-recourse segment:

	December 31, 2012				December 31, 2011
	Investments		Debt		Investments		Debt
	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying
	Face Amount	Value	Face Amount*	Value*	Face Amount	Value	Face Amount*	Value*
Manufactured housing loan portfolio I	$118,746	$100,124	$90,551	$81,963	$135,209	$112,316	$107,032	$97,631
Manufactured housing loan portfolio II	153,193	150,123	117,907	117,191	178,603	175,120	143,869	142,589
Residential mortgage loans	52,352	38,709	—	—	56,377	40,380	54,842	53,771
Subprime mortgage loans subject to call options	406,217	405,814	406,217	405,814	406,217	404,723	406,217	404,723
Real estate securities	63,505	53,979	44,585	40,572	67,965	43,497	47,697	43,404
Operating real estate	N/A	6,672	6,000	6,000	N/A	7,741	6,000	6,000
	$794,013	$755,421	$665,260	$651,540	$844,371	$783,777	$765,657	$748,118

*
As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1  million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

(D)
The $925.2 million of recourse debt is comprised of (i) a $772.9 million repurchase agreement secured by $820.5 million carrying value of FNMA/FHLMC securities, (ii) a $1.4 million repurchase agreement secured by $21.0 million face amount of senior notes issued by Newcastle CDO VI, which was repurchased by Newcastle and is eliminated in consolidation and (iii) a $150.9 million repurchase agreement secured by $228.5 million carrying value of non-agency residential mortgage backed securities (“RMBS”).

(E)	The following table summarizes the investments in the unlevered other segment:

	December 31, 2012			December 31, 2011
	Outstanding Face Amount	Carrying Value	Number of Investments	Outstanding Face Amount	Carrying Value	Number of Investments
Real estate securities*	$229,299	$68,863	38	$141,903	$3,674	21
Real estate related loans	80,298	29,831	2	24,543	6,366	1
Residential mortgage loans	3,645	2,471	130	5,227	2,687	170
Other investments	N/A	6,024	1	N/A	6,024	1
	$313,242	$107,189	171	$171,673	$18,751	193

* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

(F)
Represents the elimination of investments and financings and their related income and expenses between the CDO segment and other non-recourse segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.

Schedule of Segment Other Non-Recourse Investments and Debt

(C)	The following table summarizes the investments and debt in the other non-recourse segment:

	December 31, 2012				December 31, 2011
	Investments		Debt		Investments		Debt
	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying
	Face Amount	Value	Face Amount*	Value*	Face Amount	Value	Face Amount*	Value*
Manufactured housing loan portfolio I	$118,746	$100,124	$90,551	$81,963	$135,209	$112,316	$107,032	$97,631
Manufactured housing loan portfolio II	153,193	150,123	117,907	117,191	178,603	175,120	143,869	142,589
Residential mortgage loans	52,352	38,709	—	—	56,377	40,380	54,842	53,771
Subprime mortgage loans subject to call options	406,217	405,814	406,217	405,814	406,217	404,723	406,217	404,723
Real estate securities	63,505	53,979	44,585	40,572	67,965	43,497	47,697	43,404
Operating real estate	N/A	6,672	6,000	6,000	N/A	7,741	6,000	6,000
	$794,013	$755,421	$665,260	$651,540	$844,371	$783,777	$765,657	$748,118

*
As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1  million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

Schedule of Segment Reporting Investments in Unlevered Other Segment
(E)	The following table summarizes the investments in the unlevered other segment:

	December 31, 2012			December 31, 2011
	Outstanding Face Amount	Carrying Value	Number of Investments	Outstanding Face Amount	Carrying Value	Number of Investments
Real estate securities*	$229,299	$68,863	38	$141,903	$3,674	21
Real estate related loans	80,298	29,831	2	24,543	6,366	1
Residential mortgage loans	3,645	2,471	130	5,227	2,687	170
Other investments	N/A	6,024	1	N/A	6,024	1
	$313,242	$107,189	171	$171,673	$18,751	193

* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

Schedule of Holdings in Variable Interest Entities
Newcastle has interests in the following unconsolidated VIE at December 31, 2012, in addition to the subprime securitizations which are described in Note 6:

Entity	Gross Assets (A)	Debt (B)	Carrying Value of Newcastle’s Investment (C)
CDO V	$264,246	$280,503	$5,998

(A)	Face amount.
(B)	Includes $42.7 million face amount of debt owned by Newcastle with a carrying value of $6.0 million at December 31, 2012.
(C)	This amount represents Newcastle’s maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.